Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2024 and 2023 consisted of:

	December 31, 2024	December 31, 2023

Computer equipment	$69,291	$81,138
Furniture, fixture, and office and medical equipment	32,435	150,292
Leasehold improvements	108,187	543,975
Laboratory equipment	4,335,722	4,336,764
Motor vehicle	239,093	239,093
	4,784,728	5,351,262
Less: accumulated depreciation and impairment	4,784,728	3,687,336
Property and equipment, net	$-	$1,663,926

Depreciation expenses for property, plant and equipment amounted to $235,827, $1,041,234 and $1,092,957 for the years ended December 31, 2024, 2023 and 2022, respectively.

For the year ended December 31, 2024, an impairment loss relating to laboratory equipment, computer equipment, and furniture, fixture, and office equipment amounted to $1,421,782 and $5,520 were recorded in research and development expenses and other operating expenses, respectively, as the Group considered that the carrying amount of these property and equipment may not be recoverable. For the year ended December 31, 2023, an impairment loss relating to the office and medical equipment, and computer equipment related to the Hong Kong healthcare services amounted to $28,128, was recorded in other operating expenses, as the Group considered that, with the termination of the healthcare services, the carrying amount of these property and equipment are not recoverable and are fully impaired. For the years ended December 31, 2022, no impairment loss was recorded.

For the year ended December 31, 2024, the Group recorded $58,621 gain on disposal of medical equipment in other operation expenses. For the year ended December 31, 2023, the Group recorded $79,822 of loss on disposal of laboratory equipment, and furniture, fixture, and office and medical equipment in other operating expenses. For the year ended December 31, 2022, no gain or loss on disposal was recorded.